NOTE 3 - LINE OF CREDIT - RELATED PARTY	6 Months Ended
Mar. 31, 2021
Notes
NOTE 3 - LINE OF CREDIT - RELATED PARTY

NOTE 3 – LINE OF CREDIT – RELATED PARTY

During the quarter ending March 31, 2021, the Company entered into a revolving promissory note agreement with a related party which allows the Company to borrow up to a maximum of $40,000, with funds being advanced from time to time upon request by the Company. The revolving promissory note bears interest at the rate of 3.5%. The unpaid principal interest are due on or before December 31, 2021. The balance on the line of credit at March 31, 2021 was $12,750 with accrued interest of $95.